Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2021
Cash Flow Statement [Abstract]
Reconciliation of Liabilities Arising from Financing Activities
A reconciliation of liabilities arising from financing activities for the year ended December 31, 2021, is as follows:

	Senior Unsecured Notes	Revolving Credit Facility and Term Loan	Notes Payable	Software Financing Obligations	Lease Liabilities	Total
	$	$	$	$	$	$
December 31, 2019	—	756.5	88.7	15.7	688.9	1,549.8
Statement of cash flows
Proceeds	300.0	61.0	—	—	2.8	363.8
Transaction costs	(2.1)	—	—	—	—	(2.1)
Repayments or payments	—	(509.0)	(33.2)	(13.0)	(129.3)	(684.5)
Non-cash changes
Foreign exchange	—	—	2.2	0.2	(1.6)	0.8
Additions and modifications	—	—	10.0	0.4	66.2	76.6
Other	1.6	0.6	1.1	0.1	2.8	6.2
December 31, 2020	299.5	309.1	68.8	3.4	629.8	1,310.6
Statement of cash flows
Proceeds	—	1,182.2	—	—	3.0	1,185.2
Repayments or payments	—	(637.5)	(41.2)	(16.8)	(131.4)	(826.9)
Non-cash changes
Foreign exchange	—	(1.4)	(3.2)	(0.2)	(2.8)	(7.6)
Additions and modifications	—	—	41.6	44.4	169.3	255.3
Other	(1.3)	(1.2)	(1.3)	0.2	1.0	(2.6)
December 31, 2021	298.2	851.2	64.7	31.0	668.9	1,914.0

Amounts for Leases Recognized in the Consolidated Statements of Cash Flows

Amounts for leases recognized in the consolidated statements of cash flows	For the year ended December 31,
	2021	2020
	$	$
Cash payments for the interest portion of lease liabilities	23.7	28.8
Cash payments for leases not included in the measurement of lease liabilities	42.9	47.4
Cash used in operating activities	66.6	76.2
Net cash used in financing activities	128.4	126.5
Total cash used for leases	195.0	202.7

Disclosure of cash flows from operating activities under the direct method
The Company's net cash flows from operating activities under the direct method (note 6 a), were as follows:

	For the year ended December 31,
	2021	2020
	$	$
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Cash receipts from clients	4,703.9	4,965.7
Cash paid to suppliers	(1,538.9)	(1,516.6)
Cash paid to employees	(2,636.9)	(2,715.7)
Interest received	4.7	3.9
Interest paid	(41.1)	(51.9)
Finance costs paid	(5.7)	(4.9)
Income taxes paid	(101.5)	(77.9)
Income taxes recovered	12.5	—
Cash flows from operating activities from continuing operations	397.0	602.6